Employee Benefits - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 107	$ 124	$ 112
Interest cost	867	895	929
Expected return on plan assets	(574)	(624)	(586)
Amortization of net gain	67	248	250
Expenses	0	0	(8)
Net periodic benefit cost	467	643	697
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Service cost	115	138	243
Interest cost	40	47	54
Expected return on plan assets	(35)	(41)	(47)
Amortization of net gain	(93)	(69)	(43)
Amortization of prior service credit	(9)	(8)	(8)
Settlement	0	(93)	(214)
Net periodic benefit cost	$ 18	$ (26)	$ (15)